Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2022
Class P Shares | Goldman Sachs Concentrated Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Concentrated Growth Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Concentrated Growth Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2022 was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” for Class P Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 90% of its total assets measured at the time of purchase (“Total Assets”) in equity investments selected for their potential to achieve capital appreciation over the long term. The Fund may invest in securities of companies of any capitalization. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-40 companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.The Fund may invest up to 10% of its Total Assets in fixed income securities, such as government, corporate and bank debt obligations.The Fund’s benchmark index is the Russell 1000® Growth Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries.Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.Issuer Concentration Risk. The Fund intends to invest in up to approximately 40 companies. This relatively small number of issuers may subject the Fund to greater risks, because a decline in the value of any single investment held by the Fund may adversely affect the Fund’s overall value more than it would affect that of a fund holding a greater number of investments.Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.Sector Risk. To the extent the Fund focuses its investments in one or more sectors (such as the information technology sector), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions or developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at https://www.gsam.com/content/dam/gsam/pdfs/us/en/fund-resources/monthly-highlights/retail-fund-facts.pdf?sa=n&rd=n or by calling the appropriate phone number on the back cover of the Prospectus.Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.gsam.com/content/dam/gsam/pdfs/us/en/fund-resources/monthly-highlights/retail-fund-facts.pdf?sa=n&rd=n
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (CLASS P)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsQuarter endedYear-to-Date Return-34.78%September 30, 2022During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return29.29%June 30, 2020Worst Quarter Return-14.66%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class P Shares | Goldman Sachs Concentrated Growth Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Limitation and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	279
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	$ 1,127
2019	rr_AnnualReturn2019	38.11%
2020	rr_AnnualReturn2020	34.88%
2021	rr_AnnualReturn2021	23.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(34.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.66%)
1 Year	rr_AverageAnnualReturnYear01	23.06%
Since Inception	rr_AverageAnnualReturnSinceInception	22.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 17, 2018
Class P Shares | Goldman Sachs Concentrated Growth Fund | Return After Taxes on Distributions | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.83%
Since Inception	rr_AverageAnnualReturnSinceInception	19.29%
Class P Shares | Goldman Sachs Concentrated Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.27%
Since Inception	rr_AverageAnnualReturnSinceInception	17.37%
Class P Shares | Goldman Sachs Concentrated Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.60%
Since Inception	rr_AverageAnnualReturnSinceInception	24.73%

[1]	The “Other Expenses” for Class P Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.72% as an annual percentage rate for the Fund’s average daily net assets and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2023, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.